RELATED PARTY TRANSACTIONS (Summary of Related Party Amounts Included in Balance Sheets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties, Accounts receivable	$ 60.8	$ 0.8
Due from related parties, Long-term investments and other assets	45.0	75.0
Due from related parties	105.8	75.8
Due to related parties, Accounts payable	6.3	3.2
Due to related parties, Risk management liabilities - current	0.9
Due to related parties	7.2	3.2
Petrogas [Member] | AltaGas [Member]
Related Party Transaction [Line Items]
Due from related parties, Long-term investments and other assets	45.0	$ 75.0
Credit facility maximum borrowing capacity	100.0
Committed amount	$ 50.0
Maturity date	Jun. 27, 2021